Current Assets - Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Current Assets - Cash and Cash Equivalents and Restricted Cash [Abstract]
Current assets - cash and cash equivalents and restricted cash

Note 10. Current assets - cash and cash equivalents and restricted cash

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$
Cash and cash equivalents	12,259,185	18,917,416	8,385,283
Restricted cash	86,880	59,126	59,426
Cash at bank	12,346,065	18,976,542	8,444,709

Accounting policy for cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash represents deposits with banks which are used mainly as a security for guarantees provided against facilities lease agreement and line of use for credit cards.